Property, Equipment and Leasehold Improvements	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

5.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements as of December 31, 2022 and December 31, 2021 consisted of the following:

	(in thousands)
	December 31, 2022	December 31, 2021
Furniture/Fixtures	$897	$159
Computer equipment	3,640	708
Vehicles	106	106
Leasehold improvements	801	731
Subtotal	5,444	1,704
Less: Accumulated depreciation	(1,623)	(779)
Property, equipment and leasehold improvements, net	$3,821	$925

Depreciation expense totaled $1.3 million and $0.5 million for the year ended December 31, 2022 and 2021, respectively, During the year ended December 31, 2022, the Company disposed of certain leasehold improvements that were fully depreciated at the time of disposal, and there was no gain or loss on disposal.